Redeemable Convertible Preferred Shares, Convertible Notes and Warrants - Additional Information (Detail)			0 Months Ended						24 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 08, 2010 Series C Warrants [Member] USD ($)	Jun. 09, 2006 Series B Warrants [Member] USD ($)	May 15, 2005 Series A convertible preferred shares [Member] USD ($)	May 15, 2005 Series A convertible preferred shares [Member] CNY	Jun. 09, 2006 Series B convertible preferred shares [Member] USD ($)	Jun. 09, 2006 Series B convertible preferred shares [Member] CNY	Jan. 20, 2011 Series B convertible preferred shares [Member] Minimum [Member]	Jan. 20, 2011 Series B convertible preferred shares [Member] Maximum [Member]	Jan. 21, 2009 Convertible promissory notes [Member] USD ($)	Jan. 21, 2009 Convertible promissory notes [Member] CNY	Jun. 08, 2010 Series C convertible preferred shares [Member] USD ($)	Jun. 08, 2010 Series C-1 convertible preferred shares [Member] USD ($)	Jun. 08, 2010 Series C-1 convertible preferred shares [Member] CNY	Jun. 08, 2010 Series C-2 convertible preferred shares [Member] USD ($)	Jun. 08, 2010 Series C-2 convertible preferred shares [Member] CNY
Temporary Equity [Line Items]
Share purchase agreements date					May 15, 2005	May 15, 2005	Jun. 09, 2006	Jun. 09, 2006					Jun. 08, 2010
Convertible preferred shares/warrants issued			1,888,396	2,083,300	21,428,600	21,428,600	32,142,900	32,142,900						22,660,321	22,660,321
Convertible preferred shares issued, value					$ 1,200,000	9,931,800	$ 9,000,000	72,036,900						$ 20,000,000	136,431,445
Warrants exercised/convertible preferred shares issued, price per share			$ 1.0591	$ 0.336	$ 0.0560	0.4635	$ 0.2800	2.2411						$ 0.8826	6.0207	$ 0.6178
Net of issuance costs						165,530		888,157							343,098
Convertible promissory notes											4,000,000	27,313,600
Annual coupon interest rate											4.00%
Convertible promissory notes, maturity date											Jan. 20, 2011
Pre-money valuation of the Company											90,000,000
Convertible preferred shares discount									20.00%	30.00%
Outstanding embedded derivative	0	0
Warrants term			1 year	1 year
Value of convertible notes elected for conversion by promissory notes holders																4,000,000	27,313,600
Number of shares resulted on conversion																6,474,587	6,474,587
Beneficial conversion feature attributable					$ 0		$ 0						$ 0